Income Taxes	3 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The Company had income tax expenses of $0.0 million for the three-month period ended March 31, 2026, compared to income tax expenses of $0.5 million for the three-month period ended March 31, 2025. The Company’s effective tax rate as of March 31, 2026, was primarily impacted by the geographic mix of its earnings and losses, movements in its valuation allowance and changes in its uncertain tax positions.